SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS (Details)	Sep. 30, 2025
Website [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, estimated useful lives	4 years
Patents [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, estimated useful lives	3 years 6 months